Acquisitions - Identifiable intangible assets 2019 (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Oct. 22, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 01, 2021	Sep. 30, 2020
Identifiable intangible assets acquired
Intangible assets	$ 79,247	$ 12,800
Homeowner contracts
Identifiable intangible assets acquired
Estimated Useful Life	10 years	5 years	7 years	9 years
Intangible assets	$ 59,080
Trademark, trade name, brand name
Identifiable intangible assets acquired
Estimated Useful Life	2 years
Intangible assets	$ 5,500
Database and listings
Identifiable intangible assets acquired
Estimated Useful Life	5 years
Intangible assets	$ 14,540
Favorable Leasehold Interests [Member]
Identifiable intangible assets acquired
Estimated Useful Life	2 years
Intangible assets	$ 127
Wyndham Vacation Rentals North America, LLC
Identifiable intangible assets acquired
Intangible assets	79,247
Business acquisition costs				$ 1,300
TurnKey Vacation Rentals, Inc.
Identifiable intangible assets acquired
Intangible assets					$ 107,600
Business acquisition costs		$ 7,500
Other Transactions
Identifiable intangible assets acquired
Intangible assets	$ 9,500	$ 63,100	$ 5,300			$ 2,000
Other Transactions | Homeowner contracts
Identifiable intangible assets acquired
Estimated Useful Life	4 years